Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan (Abstract)
Equity Incentive Plan
13.        Equity Incentive Plan:

On February 8, 2007, the Company's Board of Directors adopted a resolution approving the terms and provisions of the Company's Equity Incentive Plan (2007 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company.

Under the 2007 Plan, officers, key employees, directors and consultants of Star Bulk and its subsidiaries will be eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. Star Bulk has reserved a total of 2,000,000 shares of common stock for issuance under the plan, subject to adjustment for changes in capitalization as provided in the 2007 Plan.

On February 23, 2010, the Company's Board of Directors approved the Company's Equity Incentive Plan (the 2010 Plan). The Company has reserved a total of 2,000,000 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. All provisions of the 2010 Plan are similar with the 2007 Plan provisions.

Pursuant to Company's 2010 and 2007 Equity Incentive Plans, the Company issued the following securities:

i) On December 3, 2007, the Company granted to Mr. Tsirigakis, our former Chief Executive Officer, and Mr. Syllantavos, our former Chief Financial Officer, 90,000 and 75,000 non-vested shares of Star Bulk common stock, respectively.  The fair value of each share was $15.34, which is equal to the market value of the Company's common stock on the grant date. The shares vest in three equal installments on July 1, 2008, 2009 and 2010. All 165,000 shares granted under this Plan were issued during 2008.

ii) On March 31, 2008, the Company concluded an agreement with Company's Director Mr. P. Espig.  Under this agreement, which is part of Company's Equity incentive plan, Mr. Espig received 150,000 non-vested shares of Star Bulk common stock. The fair value of each share was $11.39 which is equal to the market value of the Company's common stock on the grant date. The shares vested in two equal installments on April 1, 2008 and 2009. All 150,000 shares granted under this Plan were issued during 2008.

iii) On December 5, 2008, an aggregate of 130,000 non-vested common shares to all of our employees and an aggregate of 940,000 non-vested common shares to the members of board of directors.  The fair value of each share was $1.80 which is equal to the market value of the Company's common stock on the grant date.  These shares were issued on January 20, 2009 and vested on January 31, 2009.

iv) On February 4, 2010, an aggregate of 115,600 non-vested common shares to all Company's employees subject to applicable vesting of 69,360 common shares on June 30, 2010 and 46,240 common shares on June 30, 2011. The fair value of each share was $2.66 which is equal to the market value of the Company's common stock on the grant date.

v) On February 24, 2010, an aggregate of 980,000 non-vested common shares to the members of Company's Board of Directors subject to applicable vesting of 490,000 common shares on each of June 30 and September 30, 2010. The fair value of each share was $2.75 which is equal to the market value of the Company's common stock on the grant date.

vi) On October 20, 2010, an aggregate of 140,000 non-vested common shares to all of the Company's employees and an aggregate of 1,070,000 non-vested common shares to the members of board of directors.  The fair value of each share was $2.80 which is equal to the market value of the Company's common stock on the grant date.  These shares vested on December 31, 2010.

vii) On May 18, 2011, the Company issued an aggregate of 248,000 non-vested common shares to the former Chief Financial Officer pursuant to an agreement dated May 12, 2011 covering the terms of his severance. Under the same agreement the Company's former Chief Financial Officer is entitled to receive an additional 80,000 shares. The Company plans to issue the respective shares by the end of March 2012. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $2.30 which is equal to the market value of the Company's common stock on the grant date.

The Company plans to issue a minimum of 420,000 common shares to Mr. Spyros Capralos, the Company's Chief Executive Officer, in accordance with the terms of a consultancy agreement, effective February 7, 2011, with an entity owned and controlled by the Company's Chief Executive Officer. These shares vest in three equal installments, the first installment of 140,000 vests in February 2012, the second installment of 140,000 vests in February  2013 and the last installment of 140,000 shares vests in February 2014.  The Company plans to issue the first installment of 140,000 shares by the end of March 2012. The fair value of each share was $2.45 which is equal to the market value of the Company's common stock on the grant date.

On August 31, 2011, the Board of Directors adopted the 2011 Equity Incentive Plan, under which officers, key employees, directors and consultants of the Company and its subsidiaries are eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. The Company reserved a total of 2,000,000 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan.

On September 20, 2011, the Company filed a registration statement on Form S-8 (File No. 333-176922) that covers the resale of up to 4,665,100 of the common shares that have been and may be issued under its 2007, 2010 and 2011 equity incentive plans.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the issued and non-vested shares pay dividends as declared. For the years ended December 31, 2009, 2010, and 2011 the Company paid dividends on non-vested shares which amounted to $6, $89 and $29, respectively.

The Company estimates the forfeitures of non-vested shares to be immaterial. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest.  For the years ended December 31, 2009, 2010 and 2011, stock based compensation was $1,832, $6,511 and $1,362 respectively, and is included under "General and administrative expenses" in the accompanying consolidated statement of operations.

A summary of the status of the Company's non-vested shares as of December 31, 2011, and the movement during the year ended December 31, 2011, is presented below.
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2011	46,240	$2.66
Granted	748,000	2.38
Vested	(374,240)	2.34
Unvested as at December 31, 2011	420,000	$2.45

As of December 31, 2011, there was $465 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. The cost is expected to be recognized over a weighted-average period of 1.54 years. The total fair value of shares vested during the years ended December 31, 2009, 2010 and 2011 was $2,732, $6,113 and $561, respectively.